Investment Objectives and Goals	Jul. 09, 2025
DEFIANCE 2X DAILY LONG PURE QUANTUM ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE 2X DAILY LONG PURE QUANTUM ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of “pure quantum” company securities (described below) for a single day (the group of equity securities is referred to as the “Target Portfolio”).

DEFIANCE HOT SAUCE DAILY 2X STRATEGY ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE HOT SAUCE DAILY 2X STRATEGY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of “hot sauce” securities (described below) for a single day (the group of equity securities is referred to as the “Target Portfolio”).

DEFIANCE MAGA SEVEN ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE MAGA SEVEN ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance MAGA Seven ETF (the “Fund”) seeks long-term capital appreciation.